Retirement Plans - Schedule of Allocation of Plan Assets - (Details) - Pension Plan [Member]	Sep. 30, 2018	Sep. 30, 2017
United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets	100.00%	100.00%
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets	100.00%	100.00%
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Equity Securities [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets	15.00%	15.00%
Defined Benefit Plan, Actual Plan Asset Allocations	14.00%	13.00%
Equity Securities [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets	22.00%	24.00%
Defined Benefit Plan, Actual Plan Asset Allocations	23.00%	26.00%
Fixed Income Investments [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets	75.00%	70.00%
Defined Benefit Plan, Actual Plan Asset Allocations	73.00%	73.00%
Fixed Income Investments [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets	70.00%	65.00%
Defined Benefit Plan, Actual Plan Asset Allocations	69.00%	64.00%
Short-term Investments [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets	1.00%	1.00%
Defined Benefit Plan, Actual Plan Asset Allocations	3.00%	3.00%
Short-term Investments [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets	1.00%	1.00%
Defined Benefit Plan, Actual Plan Asset Allocations	2.00%	3.00%
Other Investments [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets	9.00%	14.00%
Defined Benefit Plan, Actual Plan Asset Allocations	10.00%	11.00%
Other Investments [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets	7.00%	10.00%
Defined Benefit Plan, Actual Plan Asset Allocations	6.00%	7.00%